Non-current Assets - Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Consolidated
	June 30, 2024	December 31, 2023
	US$	US$

Plant and equipment - at cost	27,767,041	27,520,756
Plant and equipment - accumulated depreciation	(7,475,506)	(6,316,755)
	20,291,535	21,204,001

Leasehold improvements - at cost	1,430,580	1,430,580
Leasehold improvements - accumulated depreciation	(1,138,223)	(1,005,810)
	292,357	424,770

Buildings - at cost	47,638,775	47,866,171
Buildings - accumulated depreciation	(4,706,159)	(4,079,942)
	42,932,616	43,786,229

Land - at cost	2,306,346	2,330,826
Construction work in progress - at cost	80,862,357	72,047,622
Balance	146,685,211	139,793,448

	Land	Buildings	Leasehold improvements	Plant and equipment	Construction work in progress	Total
	US$	US$	US$	US$	US$	US$
Half-year ended June 30, 2024
Opening net book amount	2,330,826	43,786,229	424,770	21,204,001	72,047,622	139,793,448
Additions	-	-	-	354,543	8,993,530	9,348,073
Disposals	-	-	-	(46,525)	-	(46,525)
Transfers	-	-	-	173,147	(173,147)	-
Depreciation charge	-	(650,753)	(132,413)	(1,224,618)	-	(2,007,784)
Exchange differences	(24,480)	(202,860)	-	(169,013)	(5,648)	(402,001)
Closing net book amount	2,306,346	42,932,616	292,357	20,291,535	80,862,357	146,685,211